Summary Prospectus June 22, 2021 as revised October 15, 2021

Baillie Gifford China Equities Fund

Class K	Institutional Class
(BGCDX)	(BGCBX)

Before you invest, you may want to review the Fund's full prospectus, which contains more information about the Fund and its risks. You can find the Fund's full prospectus and other information about the Fund, including its statement of additional information ("SAI") and most recent reports to shareholders, if any, online at http://USmutualfund.bailliegifford.com. You can also get this information at no cost by calling 1-844-394-6127 or by emailing northamericanvehiclesteam@bailliegifford.com. This Summary Prospectus incorporates by reference the Fund's entire prospectus and SAI, each dated May 1, 2021, as supplemented or revised.

Investment Objective

Baillie Gifford China Equities Fund seeks capital appreciation.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees

(Fees paid directly from your investment)

Class K	Institutional Class
None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class K	Institutional Class
Management Fees(a)	0.72%	0.72%
Distribution (12b-1) Fees	None	None
Other Expenses(b)	17.25%	17.40%
Total Annual Fund Operating Expenses	17.97%	18.12%
Fee Waiver and/or Expense Reimbursement(c)	(17.10)%	(17.10)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(c)	0.87%	1.02%

(a)  The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited.

(b)  Class K and Institutional Class were unfunded as of December 31, 2020. Therefore, Other Expenses have been estimated for the current fiscal year assuming Fund assets of $1 million.

(c)  Baillie Gifford Overseas Limited has contractually agreed to waive its fees and/or bear Other Expenses of the Fund until April 30, 2023 to the extent that the Fund's Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.87% for Class K and Institutional Class shares. This contractual agreement may only be terminated by the Board of Trustees of the Trust. Expenses after waiver/reimbursement exceed 0.87% for Institutional Class due to estimated sub-accounting expenses of 0.15%.

Example of Expenses

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example below also applies any contractual expense waivers and/or expense reimbursements to the first year of each period listed in the table.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:

	Class K	Institutional Class
1 Year	$89	$104
3 Years	$3,362	$3,394

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses" above, affect the Fund's performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate.

Principal Investment Strategies

The Fund will seek to meet its objective by investing in a portfolio of common stocks and other equity securities of companies located in the People's Republic of China ("China").

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies located in China, regardless of where their securities are principally listed for trading. The Fund will invest in equity securities either directly or indirectly, such as through depositary receipts or participatory notes and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in any sector or industry, in issuers of any market capitalization, and may participate in initial public offerings ("IPOs") and in securities offerings that are not registered in the U.S.

Baillie Gifford China Equities Fund – Summary Prospectus

The Fund's investments can include securities of companies listed on exchanges located in and outside of China and include China "A" shares ("A Shares" or "China A Shares"), which are common stocks and other equity securities that are listed or traded on a Chinese stock exchange and which are quoted in renminbi, the official currency of China. The Fund expects to directly access China A Shares through the Shanghai-Hong Kong Stock Connect program and the Shenzhen-Hong Kong Stock Connect program (together the "Stock Connect programs"). The Fund may in the future also directly access securities of companies through the qualified foreign investor program ("QFI" formerly the Qualified Foreign Institutional Investor and Renminbi Qualified Foreign Institutional Investor programs) or other means of access which may become available in the future. In addition, the Fund may invest in equity securities indirectly, such as through depositary receipts or exchange traded funds ("ETFs"), especially during extended closures of the Chinese markets.

The portfolio managers employ a bottom-up approach to stock selection and will principally select companies without being constrained by the Fund's benchmark, the MSCI China All Shares Index. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academic institutions. Stock ideas normally will be researched to assess a range of factors, including: long-term growth potential, geographic and industry positioning, competitive advantage, management, financial strength, and valuation. The portfolio managers employ an additional due diligence process for Chinese companies in light of the comparative immaturity of the Chinese capital markets and the status of China as an emerging market economy.

The portfolio managers seek to identify exciting growth companies in China across a broad range of sectors with the potential to achieve the Fund's investment objective. The intended outcome is a non-diversified portfolio of between 40 and 80 growth companies with the potential to outperform the benchmark over the long term. The Fund intends to operate as a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a small number of issuers, industries, or sectors. The Fund aims to hold securities for long periods (typically 5+ years), which is expected to result in a relatively low portfolio turnover and be in line with the Fund's long-term investment outlook. Further to the Fund's long-term investment approach, the portfolio managers seek to identify companies with the potential to grow sustainably. When assessing a company's ability to deliver sustainable growth over the long term, Baillie Gifford Overseas Limited (the "Manager") considers a range of factors, including the environmental, social and governance characteristics of a company. It is expected that the Fund will hold large positions, over 5%, in a small number of companies consistent with the Fund operating as a non-diversified fund.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.

Principal Risks

The Fund's net asset value and returns will be impacted by the performance of the underlying investments of the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

The principal risks of investing in the Fund (in alphabetical order after the first six risks) are:

—  China Risk – Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on foreign ownership, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, sanctions, embargoes and other trade limitations, custody risks, and potential adverse tax consequences. U.S. sanctions or other investment restrictions could preclude the Fund from investing in certain Chinese issuers or cause the Fund to sell investments at a disadvantageous time. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.

—  Investment Style Risk – The Manager actively makes investment decisions for the Fund through bottom-up stock selection. Accordingly, the Fund will have risk characteristics that differ from its benchmark index. The Manager's judgments about the attractiveness, relative value, or potential appreciation of a particular stock may prove to be incorrect and cause the Fund to lose money or underperform compared to its benchmark index. There can be no assurance that the Manager's investment decisions will produce the desired results.

—  Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

—  Long-Term Investment Strategy Risk – The Fund pursues a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over extended periods of time, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short- or medium-term fluctuations in the value of the Fund's portfolio.

—  Non-Diversification Risk – The Fund is classified as a "non-diversified" fund. A non-diversified fund may hold a smaller

Baillie Gifford China Equities Fund – Summary Prospectus

number of portfolio securities, with larger positions in each security it holds, than many other mutual funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund's shares may be more volatile than the values of shares of more diversified funds. See also "Focused Investment Risk."

—  Geographic Focus Risk – The Fund expects to focus its investments in a limited number of countries or geographic regions, and as a result may not offer the same level of diversification of risks as a more broadly global fund because the Fund will be exposed to a smaller geographic area. The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a more geographically-diversified portfolio.

—  Conflicts of Interest Risk – The Manager's relationships with the Fund's institutional investor base may give rise to various conflicts of interest, since the Manager will sometimes have an incentive to favor those shareholders over other shareholders in the Fund. In addition, the Manager serves as investment adviser to various clients other than the Fund, some of whom may pursue strategies that are substantially similar or nearly identical to investment strategies pursued by the Fund. This "side-by-side" management may give rise to various conflicts of interest, including, for example, in connection with the fair allocation of trades among the Manager's clients or the sharing of different, more, or more timely information regarding investment performance, portfolio holdings, strategy developments and/or the Manager's general market outlook. Furthermore, if investment personnel of the Manager hold board or other positions at outside companies, they could be exposed to material non-public information potentially impeding or delaying the Fund's ability to buy or sell certain investments, or they could otherwise be restricted in their ability to participate in the Fund's investment process.

—  Currency Risk – The Fund may realize a loss if it has exposure to a non-U.S. currency, and this non-U.S. currency declines in value, relative to the U.S. dollar. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.

—  Emerging Markets Risk – To the extent the Fund invests in emerging market securities, the Fund may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed markets.

—  Equity Securities Risk – Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer. Investing in equity securities indirectly, such as through participatory notes or depositary receipts, may involve other risks such as the risk that the counterparty may default or that the investment does not track the underlying security as expected.

—  Focused Investment Risk – Because the Fund focuses its investments in a limited number of companies, its investment strategy could result in more risk or greater volatility in returns than if the Fund's investments were less focused.

—  Government and Regulatory Risk – Governmental and regulatory authorities in the United States and other countries, have taken, and may in the future take, actions intervening in the markets in which the Fund invests and in the economy more generally. Governmental and regulatory authorities may also act to increase the scope or burden of regulations applicable to the Fund or to the companies in which the Fund invests. The effects of these actions on the markets generally, and Fund's investment program in particular, can be uncertain and could restrict the ability of the Fund to fully implement its investment strategies, either generally, or with respect to certain securities, industries, or countries. By contrast, markets in some non-U.S. countries historically have been subject to little regulation or oversight by governmental or regulatory authorities, which could heighten the risk of loss due to fraud or market failures in those countries. Governments, agencies, or other regulatory bodies in any country may adopt or change laws or regulations that could adversely affect the Fund or the market value of an instrument held by the Fund.

—  Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund's service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

—  IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

—  Large-Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.

—  Liquidity Risk – The Fund's investments may be subject to low trading volume, lack of a market maker, contractual lock-in periods or regulatory restrictions, and the Fund may hold large positions in particular securities. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. Liquidity risk may be magnified during periods of changing interest rates, significant shareholder redemptions or market turmoil. Illiquid securities may trade at a discount from comparable, more liquid investments and

Baillie Gifford China Equities Fund – Summary Prospectus

may be subject to wide fluctuations in market value. In some cases, due to unanticipated levels of illiquidity the Fund may seek to meet its redemption obligations wholly or in part by distributions of assets in-kind.

—  Market Disruption and Geopolitical Risk – The value of the Fund's investments could be adversely affected by events that disrupt securities markets and adversely affect global markets such as war, terrorism, public health crises, and geopolitical events and by changes in non-U.S. and U.S. economic and political conditions. As a result of these events, the Fund could lose money, experience significant redemptions, encounter operational difficulties, and suffer other negative impacts.

—  Market Risk – The value of the Fund's investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund's shares.

—  New and Smaller-Sized Funds Risk – New funds and smaller-sized funds will be subject to greater liquidity risk due to their smaller asset bases and may be required to sell securities at disadvantageous times or prices due to a large shareholder redemption. A fund that has been recently formed will have limited or no performance history for investors to evaluate and may not reach or maintain a sufficient asset size to effectively implement its investment strategy.

—  Non-U.S. Investment Risk – Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

—  Service Provider Risk – The Fund will be affected by the Manager's investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

—  Settlement Risk – The Fund may experience delays in settlement due to the different clearance and settlement procedures in non-U.S. countries. Such delays may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, or prevent the Fund from selling securities at times and prices it considers desirable.

—  Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

—  Underlying Funds Risk – Investments in other pooled investment vehicles may indirectly expose the Fund to all of the risks applicable to an investment in such other pool. A fund must pay its pro rata portion of the other pooled vehicle's fees and expenses. If such pool is an ETF or other product traded on a securities exchange or otherwise actively traded, its shares may trade at a premium or discount to their net asset value, an effect that might be more pronounced in less liquid markets. Further, the Manager or an affiliate may serve as investment adviser to some pooled vehicles in which the Fund invests, leading to potential conflicts of interest.

—  Valuation Risk – In certain circumstances, some of the Fund's portfolio holdings may be valued on the basis of factors other than market quotations by employing the fair value procedures adopted by the Board of Trustees of the Trust (the "Board"). This may occur more often in times of market turmoil or reduced liquidity. Portfolio holdings that are valued using techniques other than market quotations, including "fair valued" securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. There is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.

Performance

The Fund had not commenced operations as of December 31, 2020. Accordingly, performance data is not included. When performance data becomes available, it will be posted to the following website: http://USmutualfund.bailliegifford.com. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers

Name	Title	Year Commenced Service with the Fund
Sophie Earnshaw	Portfolio Manager	2021
Mike Gush	Portfolio Manager	2021
Roderick Snell	Portfolio Manager	2021

Purchasing, Exchanging, and Selling Fund Shares

To purchase, exchange, or redeem shares of the Fund through an intermediary, please contact your intermediary directly.

Other investors may purchase, exchange, or redeem shares on any day the New York Stock Exchange ("NYSE") is open for trading directly from the Fund's transfer agent, Bank of New York Mellon, by written request, as further described in the sections of the Prospectus entitled "Shares—How to Buy or Exchange

Baillie Gifford China Equities Fund – Summary Prospectus

Shares" and "Shares—How to Sell Shares." The initial and subsequent investment minimums for the Fund shares are as follows:

Class of Shares	Minimum Initial Investment(1)	Minimum Subsequent Investment(1)
Class K	$10 million	None
Institutional Class	None	None

(1)  If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

The Manager and Baillie Gifford Funds Services LLC ("BGFS"), the Fund's distributor, each reserves the right to waive any minimum in their sole discretion, and to reject any purchase or exchange order for any reason. Additional information regarding restrictions on purchasing or exchanging shares is provided in the section of the Prospectus entitled "Shares—Restrictions on Buying or Exchanging Shares."

Tax

The Fund intends to make distributions that will be taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-advantaged account, such as an IRA or 401(k) plan. If you are investing through such a tax-advantaged account, you may be taxed later upon withdrawal of monies from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for services the intermediary provides to Fund shareholders. These payments are not primarily intended to result in the sale of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. In addition to the fees and expenses described in the "Fees and Expenses" section above, your broker-dealer or financial intermediary may charge commissions or other fees on purchases and sales of the Class K or Institutional Class shares of the Fund. Ask your salesperson or visit your financial intermediary's web site for more information.